LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Schedule of Rights and Warrants (Details) - Legacy ESS	May 07, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Shares issued (in shares) | shares
Price per share (in USD per share) | $ / shares
Series C-2 Redeemable Convertible Preferred Stock Purchase Rights
Class of Warrant or Right [Line Items]
Shares issued (in shares) | shares	7,994,442
Price per share (in USD per share) | $ / shares	$ 2.00
Series C-2 Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Shares issued (in shares) | shares	21,159,364
Price per share (in USD per share) | $ / shares	$ 0.00007